PREPAID ASSETS	6 Months Ended
Oct. 31, 2014
PREPAID ASSETS [Text Block]	NOTE 4. PREPAID ASSETS. At October 31, 2014, prepaid assets consisted of prepaid consulting fees of $35,850. At April 30, 2014, prepaid assets consisted of prepaid rent of $900.